Distributions Made (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Dividends declared and paid	£ 0	£ 0	£ 0